Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Operating revenues	$ 542.8	$ 482.2
Cost of sales
Cost of sales	315.6	297.0
Royalties	15.6	13.3
Amortization	125.6
Cost of sales	456.8	429.3
Expenses
Exploration	8.3	5.1
Corporate and administrative	15.5	16.3
Share-based compensation	6.2
EARNINGS FROM OPERATIONS	56.0	21.3
Finance expense	(9.1)	(24.0)
Foreign exchange loss	5.0	(12.5)
Other gains (loss)	(0.6)	7.6
Loss on redemption of senior secured notes	(29.1)	0.0
EARNINGS (LOSS) BEFORE INCOME TAXES	22.2	(7.6)
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Operating revenues	249.7	211.9
Cost of sales
Cost of sales	125.9	107.4
Royalties	4.4	3.7
Amortization	83.1	72.6
Cost of sales	213.4	183.7
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	36.3	28.2
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Operating revenues	201.4	187.3
Cost of sales
Cost of sales	112.9	117.2
Royalties	10.6	9.6
Amortization	29.5	37.8
Cost of sales	153.0	164.6
Expenses
Exploration	6.7	2.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	41.7	20.7
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Operating revenues	14.9	83.0
Cost of sales
Cost of sales	4.1	72.4
Royalties	0.6	0.0
Amortization	8.7	8.6
Cost of sales	13.4	81.0
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	1.5	2.0
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Operating revenues	76.8	0.0
Cost of sales
Cost of sales	72.7	0.0
Royalties	0.0	0.0
Amortization	4.3	0.0
Cost of sales	77.0	0.0
Expenses
Exploration	0.0	3.1
Corporate and administrative	0.0	16.3
Share-based compensation	0.0	10.2
EARNINGS FROM OPERATIONS	(0.2)	(29.6)
Corporate and other [Member]
Disclosure of operating segments [line items]
Operating revenues	0.0	482.2
Cost of sales
Cost of sales	0.0	297.0
Royalties	0.0	13.3
Amortization	0.0	119.0
Cost of sales	0.0	429.3
Expenses
Exploration	1.6	5.1
Corporate and administrative	15.5	16.3
Share-based compensation	6.2	10.2
EARNINGS FROM OPERATIONS	$ (23.3)	$ 21.3